CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY (Parenthetical) - P3 Health Partners Inc.	1 Months Ended
Dec. 31, 2021 USD ($)
Additional Paid-in Capital
Business Combinations, including the PIPE investment (net of issuance costs)	$ 195,300,000
Trust proceeds (net of redemptions)	37,400,000
P3 Llc | Additional Paid-in Capital
Equity consideration transferred	$ 80,300,000